Contract assets (Tables)	6 Months Ended
Jun. 30, 2024
Contract assets
Summary of contract assets

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Arising from performance under construction contracts	88,637	48,192
Provision for impairment	(10,953)	(5,105)
Total	77,684	43,087